Provisions (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Changes in Provisions for Onerous Contracts

Cetrotide(R) onerous contracts
$
Balance – January 1, 2021	371
Utilization of provisions	(42)
Change in provisions	39
Impact of foreign exchange rate changes	(19)
Balance – September 30, 2021	349
Less current portion	81
Non-current portion	268